Other receivables and prepayments	12 Months Ended
Dec. 31, 2019
Other receivables and prepayments
Other receivables and prepayments

Note 7‑ Other receivables and prepayments

Other receivables and prepayments as of December 31, 2019 and 2018 consisted of the following:

	December 31,
	2019	2018

Advance to other party (i)	$5,835	$—
Utility deposits	29	10
Other receivables	26	27
Prepaid employees’ compensation	861	1,461
Other prepayments	51	362
Other receivables and prepayments	$6,802	$1,860

(i)

In December 2019, the Company paid advance of $ 5,835 to a company beneficially owned by Luk Lai Ching Kimmy (Luk Lai Ching Kimmy held 5.3% of the Company’s outstanding common stock as of December 31, 2019).  The advances were unsecured and non-interest bearing. Subsequent to December 31, 2019, the sum of  $5,835 was repaid to the Company.